Other (Expense)/Income - Summary of Other Nonoperating Income (Expense) (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Non Operating Expense Income [Line Items]
Other Nonoperating Income (Expense)		$ (365)	$ (155)	$ (147,735)	$ 126	$ 103	$ (190)
Gain (Loss) on Extinguishment of Debt	$ 12			(75)	284	$ 284	$ (3,267)
Amortization of Debt Issuance Costs		0	0	(47,718)	0
Other Income (Expense)		1	(155)	18	126
Increase (Decrease) in Derivative Liabilities		(291)	0	(291)	0
Tranche One Of Bridge Notes [Member]
Non Operating Expense Income [Line Items]
Loss On Issuance Of Debt		0	0	(84,291)	0
Tranche Two Of Bridge Notes Member [Member]
Non Operating Expense Income [Line Items]
Loss On Issuance Of Debt		0	0	(12,185)	0
Rights Offering [Member]
Non Operating Expense Income [Line Items]
Loss On Issuance Of Debt		0	0	(3,193)	0
Bridge Notes Payable [Member]
Non Operating Expense Income [Line Items]
Gain (Loss) on Extinguishment of Debt		$ (75)	$ 0	$ (75)	$ 0